Taxes on Income (Details) - Schedule of reconciliation between the “theoretical” tax expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation between the “theoretical” tax expense [Abstract]
Income (loss) before taxes on income, as reported in the statements of comprehensive income (loss)	$ 435	$ (2,954)	$ (763)
Theoretical tax expense (benefit)	100	(679)	(175)
Expenses (income) not recognized for tax purposes	515	420	(80)
Temporary differences in the reported year for which no deferred taxes were recognized		1	(1)
Increase (decrease) in taxes resulting mainly from exchange rate differentials and taxable losses in the reported year for which no deferred taxes were recognized	(615)	258	256
Tax benefit